Research and Development Expenses (Details) - Schedule of research and development expenses - Research and Development Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expenses (Details) - Schedule of research and development expenses [Line Items]
Wages, salaries, and benefits	$ 4,772	$ 4,435
Offsite contracting and travel	484	1,073
Other research and development expenses	648	749
Depreciation and amortization	177	206
Share-based payment (see Note 12B (1))	1,607	89
Materials usage	216	82
Research and development expenses Gross	7,904	6,634
Less – changes in estimated government grants	(202)	(247)
Total Research and development expenses	$ 7,702	$ 6,387